Expense Example - Fundamental All Cap Core Fund	JH Fundamental All Cap Core - Classes A, C, I, R2, R4 and R6 Class A 1 year	JH Fundamental All Cap Core - Classes A, C, I, R2, R4 and R6 Class A 3 years	JH Fundamental All Cap Core - Classes A, C, I, R2, R4 and R6 Class A 5 years	JH Fundamental All Cap Core - Classes A, C, I, R2, R4 and R6 Class A 10 years	JH Fundamental All Cap Core - Classes A, C, I, R2, R4 and R6 Class C 1 year	JH Fundamental All Cap Core - Classes A, C, I, R2, R4 and R6 Class C 3 years	JH Fundamental All Cap Core - Classes A, C, I, R2, R4 and R6 Class C 5 years	JH Fundamental All Cap Core - Classes A, C, I, R2, R4 and R6 Class C 10 years	JH Fundamental All Cap Core - Classes A, C, I, R2, R4 and R6 Class I 1 year	JH Fundamental All Cap Core - Classes A, C, I, R2, R4 and R6 Class I 3 years	JH Fundamental All Cap Core - Classes A, C, I, R2, R4 and R6 Class I 5 years	JH Fundamental All Cap Core - Classes A, C, I, R2, R4 and R6 Class I 10 years	JH Fundamental All Cap Core - Classes A, C, I, R2, R4 and R6 Class R2 1 year	JH Fundamental All Cap Core - Classes A, C, I, R2, R4 and R6 Class R2 3 years	JH Fundamental All Cap Core - Classes A, C, I, R2, R4 and R6 Class R2 5 years	JH Fundamental All Cap Core - Classes A, C, I, R2, R4 and R6 Class R2 10 years	JH Fundamental All Cap Core - Classes A, C, I, R2, R4 and R6 Class R4 1 year	JH Fundamental All Cap Core - Classes A, C, I, R2, R4 and R6 Class R4 3 years	JH Fundamental All Cap Core - Classes A, C, I, R2, R4 and R6 Class R4 5 years	JH Fundamental All Cap Core - Classes A, C, I, R2, R4 and R6 Class R4 10 years	JH Fundamental All Cap Core - Classes A, C, I, R2, R4 and R6 Class R6 1 year	JH Fundamental All Cap Core - Classes A, C, I, R2, R4 and R6 Class R6 3 years	JH Fundamental All Cap Core - Classes A, C, I, R2, R4 and R6 Class R6 5 years	JH Fundamental All Cap Core - Classes A, C, I, R2, R4 and R6 Class R6 10 years	JH Fundamental All Cap Core - Class R5 Class R5 1 year	JH Fundamental All Cap Core - Class R5 Class R5 3 years	JH Fundamental All Cap Core - Class R5 Class R5 5 years	JH Fundamental All Cap Core - Class R5 Class R5 10 years
USD ($)	610	897	1,204	2,074	287	633	1,105	2,232	86	324	581	1,317	124	445	788	1,756	99	388	699	1,580	74	288	521	1,188	79	304	548	1,247